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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09585


                   	    Pioneer Research Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

         Pioneer Research Fund
         Schedule of Investments  9/30/09 (unaudited)

Shares                                                          Value

         COMMON STOCKS - 97.8 %
         Energy - 12.0 %
         Integrated Oil & Gas - 4.2 %
23,566   Chevron Corp.                                        $1,659,753
12,400   Occidental Petroleum Corp.                            972,160
                                                              $2,631,913
         Oil & Gas Drilling - 0.6 %
4,800    Transocean, Ltd. *                                   $410,544
         Oil & Gas Equipment & Services - 1.8 %
23,100   Halliburton Co. *                                    $626,472
17,100   Smith International, Inc.                             490,770
                                                              $1,117,242
         Oil & Gas Exploration & Production - 4.6 %
10,100   Anadarko Petroleum Corp.                             $633,573
7,232    Apache Corp.                                          664,115
10,600   Devon Energy Corp.                                    713,698
7,900    Range Resources Corp                                  389,944
11,100   Southwestern Energy Co. *                             473,748
                                                              $2,875,078
         Oil & Gas Storage & Transportation - 0.8 %
49,942   EL Paso Corp.                                        $515,401
         Total Energy                                         $7,550,178
         Materials - 2.6 %
         Diversified Chemical - 0.4 %
4,000    FMC Corp.                                            $225,000
         Steel - 0.4 %
8,875    Nucor Corp.                                          $417,214
         Diversified Metals & Mining - 0.9 %
7,800    Freeport-McMoRan Copper & Gold, Inc. (Class B)       $535,158
         Industrial Gases - 0.9 %
8,700    Air Products & Chemicals, Inc.                       $674,946
         Paper Packaging - 0.4 %
14,000   Packaging Corp of America                            $285,600
         Total Materials                                      $2,137,918
         Capital Goods - 7.5 %
         Aerospace & Defense - 2.1 %
8,508    Northrop Grumman Corp. *                             $440,289
14,390   United Technologies Corp.                             876,783
                                                              $1,317,072
         Construction & Engineering - 0.7 %
20,246   KBR, Inc.                                            $471,529
         Industrial Conglomerates - 1.4 %
12,425   3M Co.                                               $916,965
         Industrial Machinery - 2.4 %
18,872   Crane Co.                                            $487,086
21,117   Kennametal, Inc.                                      519,689
7,793    SPX Corp.                                             477,477
                                                              $1,484,252
         Trading Companies & Distributors - 0.9 %
6,100    W.W. Grainger, Inc. (b)                              $545,096
         Total Capital Goods                                  $4,734,914
         Transportation - 2.4 %
         Air Freight & Couriers - 1.6 %
4,500    C H Robinson Worldwide, Inc. (b)                     $259,875
9,600    FedEx Corp.                                           722,112
                                                              $981,987
         Railroads - 0.8 %
3,900    Canadian National Railway Co.                        $191,061
8,100    CSX Corp.                                             339,066
                                                              $530,127
         Total Transportation                                 $1,512,114
         Consumer Services - 2.8 %
         Hotels, Resorts & Cruise Lines - 0.9 %
19,854   Marriott International, Inc. (b)                     $547,772
         Restaurants - 1.9 %
10,774   McDonald's Corp.                                     $614,872
28,900   Starbucks Corp. *                                     596,785
                                                              $1,211,657
         Total Consumer Services                              $1,759,429
         Media - 2.9 %
         Advertising - 0.3 %
27,400   The Interpublic Group of Companies, Inc. *           $206,048
         Cable & Satellite - 1.1 %
40,700   Comcast Corp. *                                      $687,423
         Movies & Entertainment - 1.5 %
23,166   Time Warner, Inc.                                    $666,717
9,343    Viacom, Inc. (Class B) *                              261,978
                                                              $928,695
         Total Media                                          $1,822,166
         Retailing - 3.4 %
         Apparel Retail - 1.3 %
21,900   Gap Inc.                                             $468,660
9,962    TJX Companies, Inc.                                   370,088
                                                              $838,748
         Department Stores - 0.4 %
7,800    J.C. Penney Co., Inc.                                $263,250
         General Merchandise Stores - 0.9 %
12,081   Target Corp.                                         $563,941
         Home Improvement Retail - 0.8 %
18,100   Home Depot, Inc.                                     $482,184
         Total Retailing                                      $2,148,123
         Food & Drug Retailing - 2.7 %
         Drug Retail - 1.2 %
20,759   CVS/Caremark Corp.                                   $741,927
         Hypermarkets & Supercenters - 1.5 %
19,950   Wal-Mart Stores, Inc.                                $979,346
         Total Food & Drug Retailing                          $1,721,273
         Food, Beverage & Tobacco - 5.8 %
         Brewers - 0.9 %
12,900   Anheuser-Busch Inbev NV                              $589,487
         Distillers & Vintners - 0.4 %
17,300   Constellation Brands, Inc. *                         $262,095
         Packaged Foods & Meats - 0.5 %
7,400    Hershey Foods Corp.                                  $287,564
         Soft Drinks - 1.9 %
20,400   Coca-Cola Co. (b)                                    $1,095,480
2,500    Hansen Natural Corp. *                                 91,850
                                                              $1,187,330
         Tobacco - 2.1 %
5,091    Lorillard Inc.                                       $378,261
18,950   Phillip Morris International, Inc.                    923,623
                                                              $1,301,884
         Total Food Beverage & Tobacco                        $3,628,360
         Household & Personal Products - 2.7 %
         Household Products - 1.7 %
14,400   Colgate-Palmolive Co.                                $1,098,432
         Personal Products - 1.0 %
10,200   Alberto-Culver Co. (Class B)                         $282,336
9,300    Estee Lauder Co.                                      344,844
                                                              $627,180
         Total Household & Personal Products                  $1,725,612
         Health Care Equipment & Services - 4.0 %
         Health Care Equipment - 1.5 %
9,100    Baxter International, Inc.                           $518,791
9,600    Covidien, Ltd.                                        415,296
                                                              $934,087
         Health Care Services - 1.0 %
6,500    DaVita, Inc. *                                       $368,160
13,100   Omnicare, Inc.                                        295,012
                                                              $663,172
         Managed Health Care - 1.5 %
11,100   Aetna, Inc.                                          $308,913
24,300   United Healthcare Group, Inc.                         608,472
                                                              $917,385
         Total Health Care Equipment & Services               $2,514,644
         Pharmaceuticals & Biotechnology - 8.9 %
         Biotechnology - 3.0 %
7,634    Advanced Magnetics, Inc. * (b)                       $333,453
7,900    Alexion Pharmaceuticals, Inc. *                       351,866
10,400   Amgen, Inc. *                                         626,392
7,640    Cubist Pharmaceuticals, Inc. *                        154,328
11,000   Vertex Pharmaceuticals, Inc. * (b)                    416,900
                                                              $1,882,939
         Pharmaceuticals - 5.9 %
14,100   Abbott Laboratories, Inc.                            $697,527
30,706   Bristol-Myers Squibb Co.                              691,499
11,931   Cardiome Pharma Corp. * (b)                            51,661
23,400   Merck & Co., Inc.                                     740,142
73,500   Pfizer, Inc.                                          1,216,425
6,109    Teva Pharmaceutical Industries, Ltd.                  308,871
                                                              $3,706,125
         Total Pharmaceuticals & Biotechnology                $5,589,064
         Banks - 3.2 %
         Diversified Banks - 2.0 %
45,100   Wells Fargo  & Co.                                   $1,270,918
         Regional Banks - 1.2 %
41,300   KeyCorp                                              $268,450
3,586    PNC Bank Corp.                                        174,244
17,181   Zions Bancorporation (b)                              308,743
                                                              $751,437
         Total Banks                                          $2,022,355
         Diversified Financials - 8.2 %
         Asset Management & Custody Banks - 3.6 %
8,074    Franklin Resources, Inc.                             $812,244
12,538   State Street Corp.                                    659,499
28,053   The Bank of New York Mellon Corp.                     813,256
                                                              $2,284,999
         Investment Banking & Brokerage - 3.6 %
31,399   Lazard Ltd.                                          $1,297,093
30,900   Morgan Stanley                                        954,192
                                                              $2,251,285
         Specialized Finance - 1.0 %
2,066    CME Group, Inc. (b)                                  $636,721
         Total Diversified Financials                         $5,173,005
         Insurance - 3.0 %
         Life & Health Insurance - 1.0 %
13,100   Prudential Financial, Inc. *                         $653,821
         Multi-Line Insurance - 0.8 %
15,000   Assurant, Inc.                                       $480,900
         Property & Casualty Insurance - 1.2 %
9,700    Axis Capital Holdings, Ltd.                          $292,746
9,164    The Traveler Companies, Inc.                          451,144
                                                              $743,890
         Total Insurance                                      $1,878,611
         Software & Services - 7.1 %
         Application Software - 1.2 %
8,629    Citrix Systems, Inc. *                               $338,516
28,700   Nuance Communications, Inc. * (b)                     429,352
                                                              $767,868
         Internet Software & Services - 2.7 %
2,500    Google, Inc. *                                       $1,239,625
26,013   Yahoo!, Inc. *                                        463,292
                                                              $1,702,917
         Systems Software - 3.2 %
26,744   Microsoft Corp.                                      $692,402
42,713   Oracle Corp.                                          890,139
13,017   Rovi Corp. *                                          437,371
                                                              $2,019,912
         Total Software & Services                            $4,490,697
         Technology Hardware & Equipment - 9.1 %
         Communications Equipment - 2.2 %
59,437   Cisco Systems, Inc. *                                $1,399,147
         Computer Hardware - 5.7 %
10,800   Apple, Inc. *                                        $2,001,996
28,978   Hewlett-Packard Co.                                   1,368,051
8,300    Teradata Corp. *                                      228,416
                                                              $3,598,463
         Electronic Equipment & Instruments - 0.5 %
10,500   Flir Systems, Inc. *                                 $293,685
         Office Electronics - 0.7 %
57,200   Xerox Corp.                                          $442,728
         Total Technology Hardware & Equipment                $5,734,023
         Semiconductors - 2.5 %
10,800   Analog Devices, Inc.                                 $297,864
53,900   Intel Corp.                                           1,054,823
21,100   ST Microelectronics NV (A.D.R.)                       198,973
                                                              $1,551,660
         Total Semiconductors                                 $1,551,660
         Telecommunication Services - 3.2 %
         Integrated Telecommunication Services - 3.2 %
17,800   Century Telephone Enterprises, Inc.                  $598,080
31,952   Verizon Communications, Inc.                          967,187
44,310   Windstream Corp.                                      448,860
                                                              $2,014,127
         Total Telecommunication Services                     $2,014,127
         Utilities - 3.7 %
         Electric Utilities - 1.1 %
15,300   FirstEnergy Corp.                                    $699,516
         Gas Utilities - 0.7 %
12,072   Questar Corp.                                        $453,424
         Multi-Utilities - 1.9 %
16,600   Public Service Enterprise Group, Inc.                $521,904
13,486   Sempra Energy Co.                                     671,738
                                                              $1,193,642
         Total Utilities                                      $2,346,582
         TOTAL COMMON STOCKS
         (Cost  $52,476,322)                                  $62,054,855

Principal
Amount   TEMPORARY CASH INVESTMENTS - 4.1%
         Securities Lending Collateral  - 4.1% (c)
         Certificates of Deposit:
121,164  Bank of Nova Scotia 0.25%, 11/17/09                  $121,164
127,896  BNP Paribas NY, 0.3%, 11/17/09                        127,896
80,776   Rabobank Nederland NY, 0.24%, 12/11/09                 80,776
80,776   Societe Generale, 0.27%, 12/4/09                       80,776
80,776   Toronto Dominion, 0.23%, 12/16/09                      80,776
                                                              $491,388
         Commercial Paper:
134,577  BBVA London, 0.29%, 11/6/09                          $134,577
80,722   CBA Financial, 0.27%, 12/29/09                         80,722
80,726   HND AF, 0.30%, 12/15/09                                80,726
67,286   HSBC, 0.24%, 12/2/09                                   67,286
13,457   HSBC, 0.24%, 12/3/09                                   13,457
121,099  NABPP, 0.29%, 12/7/09                                 121,099
134,627  Cafco, 0.40%, 10/1/09                                 134,627
100,967  Char FD, 0.30%, 10/5/09                               100,967
33,650   Char FD, 0.28%, 10/26/09                               33,650
40,368   Ciesco, 0.33%, 11/23/09                                40,368
40,369   Ciesco, 0.25%, 12/7/09                                 40,369
61,922   Fasco, 0.20%, 10/19/09                                 61,922
67,299   Kithaw, 0.23%, 11/3/09                                 67,299
84,788   Old LLC, 0.30%, 10/16/09                               84,788
53,897   Old LLC, 0.32%, 10/15/09                               53,897
67,282   Ranger, 0.24%, 12/11/09                                67,282
63,936   TB LLC, 0.20%, 10/5/09                                 63,936
27,203   GE, 0.23%, 10/26/09                                    27,203
46,988   Santander U.S. Debt, 0.37%, 11/20/09                   46,988
                                                              $1,321,163
         Tri-party Repurchase Agreements:
390,418  Deutsche Bank, 0.06%, 10/1/09                         390,418
177,942  Barclays Capital Markets, 0.01%, 10/1/09              177,942
                                                              $568,360
Shares
         Money Market Mutual Fund:
53,851   Dreyfus Preferred Money Market Fund                  $ 53,851
67,313   Fidelity Prime Money Market Fund                       67,313
                                                              $121,164
         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $2,502,075)                                   $2,502,075

         TOTAL INVESTMENT IN SECURITIES - 102.5%
         (Cost  $54,978,397) (a)                             $64,556,930

         OTHER ASSETS AND LIABILITIES - (2.5%)               $(1,591,546)

         TOTAL NET ASSETS - 100.0%                           $62,965,384

*        Non-income producing security.

(A.D.R.) American Depositary Receipt.

(a) At September 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $58,066,828 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost            $6,616,299

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value           (3,123,594)

         Net unrealized gain                                  $3,492,705

(b)    At September 30, 2009, the following securities were out on loan:

Shares                         Security                         Value
2,700    Advanced Magnetics, Inc. *                           $117,936
2,700    C H Robinson Worldwide, Inc.                          155,925
10,000   Cardiome Pharma Corp. *                                43,300
1,400    CME Group, Inc.                                       431,466
1,000    Coca-Cola Co.                                          53,700
18,000   Marriott International, Inc.                          496,620
27,200   Nuance Communications, Inc. *                         406,912
10,000   Vertex Pharmaceuticals, Inc. *                        379,000
5,000    W.W. Grainger, Inc.                                   446,800
16,800   Zions Bancorporation                                  301,896
         Total                                                $2,833,555

(c)  Securities lending collateral is managed by Credit Suisse, New York
Branch.

         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
       Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets:

                                Level 1       Level 2   Level 3     Total
Common Stocks                  $62,054,855    $0         $0    $62,054,855
Temporary Cash Investments         121,164  2,380,911     0      2,502,075
Total                          $62,176,019 $2,380,911    $0    $64,556,930



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Research Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 27, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 27, 2009

* Print the name and title of each signing officer under his or her signature.